Interest in Joint Venture - Summary of Assets and Liabilities Assumed of BVRV Relating to the Company's Interest (Detail) - Boa Vista Servicos S A [member] - BRL (R$) R$ in Thousands	Aug. 07, 2023	Apr. 20, 2023	Dec. 31, 2021
Disclosure of joint ventures [line items]
Consideration transferred			R$ 720
BVRV Participações S.A. [member]
Disclosure of joint ventures [line items]
Total assets and liabilities contributed in BVRV at fair value		R$ 95,510
Goodwill		86,760
Consideration transferred	R$ 182,270	182,270
BVRV Participações S.A. [member] | Other Assets and Liabilities [member]
Disclosure of joint ventures [line items]
Total assets and liabilities contributed in BVRV at fair value		46,182
BVRV Participações S.A. [member] | Relationship with customers [member]
Disclosure of joint ventures [line items]
Total assets and liabilities contributed in BVRV at fair value		11,541
BVRV Participações S.A. [member] | Trademark [member]
Disclosure of joint ventures [line items]
Total assets and liabilities contributed in BVRV at fair value		15,920
BVRV Participações S.A. [member] | Non-compete agreement [member]
Disclosure of joint ventures [line items]
Total assets and liabilities contributed in BVRV at fair value		2,949
BVRV Participações S.A. [member] | Internally developed software [member]
Disclosure of joint ventures [line items]
Total assets and liabilities contributed in BVRV at fair value		R$ 18,918